Average Annual Total Returns - FidelityFoundersFund-RetailPRO - FidelityFoundersFund-RetailPRO - Fidelity Founders Fund	Jun. 29, 2024
Fidelity Founders Fund | Return Before Taxes
Average Annual Return:
Past 1 year	33.95%
Since Inception	15.21%	[1]
Fidelity Founders Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	33.91%
Since Inception	14.67%	[1]
Fidelity Founders Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	20.12%
Since Inception	12.18%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	13.18%

[1]	A From February 14, 2019 .